Derivative financial instruments	12 Months Ended
Dec. 31, 2021
Disclosure Of Embedded derivatives [Line Items]
Derivative financial instruments

34.         Derivative financial instruments

(a)	This caption is made up as follows:

	2021	2020
	US$(000)	US$(000)
Copper prices hedge (b)	(6,332)	(15,804)
Interest rate hedge (c)	(644)	(2,635)
	(6,976)	(18,439)

(a)	Copper prices hedge -

The volatility of copper prices during the last years has caused management of the Company's subsidiary El Brocal to enter into forward contracts. These contracts are intended to reduce the volatility of the cash flows attributable to the fluctuations in the copper and zinc price in accordance with existing copper concentrate sales commitments, which are related to 50% of the annual production of copper and 25% of the production of two years of zinc, according to the risk strategy approved by the Board of Directors.

During 2021, the effect in profit or loss was a loss of US$51,952,000 and it is show in the “Sales of goods” caption (loss of US$6,464,000 in the year 2020 and profit of US$4,322,000 in the year 2019), see note 20(b).

The table below presents the composition of open transactions designated as hedging derivative financial instruments as of December 31, 2021:

			Quotations
Quotation period	Concentrate	Metric tons	Fixed	Futures	Fair value
			US$/DMT(*)	US$/ DMT(*)	US$(000)
January 2022	Copper	3,250	9,405	9,748	(1,112)
January 2022	Zinc	500	3,450	9,748	(65)
February 2022	Copper	2,000	9,444	9,740	(591)
March 2022	Copper	2,000	9,525	9,732	(413)
April 2022	Copper	2,700	9,103	9,719	(1,661)
May 2022	Copper	3,050	9,175	9,701	(1,601)
June 2022	Copper	1,000	9,425	9,686	(260)
July 2022	Copper	3,000	9,442	9,676	(701)
October 2022	Copper	1,500	9,762	9,631	196
December 2022	Copper	1,000	9,475	9,600	(124)
		20,000			(6,332)

(*) DMT= Dry metric tonne.

The table below presents the composition of open transactions designated as hedging derivative financial instruments as of December 31, 2020:

			Quotations
Quotation period	Concentrate	Metric tons	Fixed	Futures	Quotation period
			US$/DMT	US$/ DMT	US$(000)
January 2021	Copper	1,250	6,500	7,758	(1,572)
February 2021	Copper	1,250	6,500	7,762	(1,577)
March 2021	Copper	2,250	6,633	7,767	(2,549)
April 2021	Copper	2,000	6,750	7,769	(2,036)
May 2021	Copper	3,000	6,897	7,769	(2,615)
June 2021	Copper	3,000	6,967	7,770	(2,408)
July 2021	Copper	2,000	7,025	7,768	(1,483)
August 2021	Copper	2,000	7,100	7,765	(1,327)
September 2021	Copper	2,000	7,500	7,762	(523)
October 2021	Copper	2,000	7,900	7,757	286

		20,750			(15,804)

The variation in the fair value of the caption generated a gain of US$9.5 million, a loss of US$15.8 million and a loss of US$2.8 million for 2021, 2020 and 2019, which are included within the consolidated statement of other comprehensive income and in ” Other comprehensive loss".

(c)	Interest rate hedge -

In order to mitigate the exposure to the risk of changes in the interest rate related to its financial obligations, on April 2, 2020, the Company's management decided to enter into forward contracts in relation to the LIBOR three-month with BBVA Banco Continental, Banco de Credito del Perú, Banco Internacional del Perú and Itaú, which are designated as cash flow hedges.

There is an economic relationship between the hedged assets and the hedging instruments as the terms of the forward contracts are the same as the terms of the highly probable forward contracts. The Company has established a hedging ratio of 1: 1 for hedging relationships as the underlying risk of interest rate forward contracts are identical to the hedged risk components. In order to evaluate the effectiveness of the hedges, the Company uses the hypothetical derivative method, by which it compares the changes in the fair value of the hedging instruments against the changes in the fair value of the hedged items attributed to the hedged risks.

For the years ended December 31, 2021 and 2020, the effect on results was a loss of US$1,547,000 and US$146,000, respectively and is presented in the caption of “Financial costs and financial income” see note 29(a).

Variations in the fair value of hedging financial instruments generated a gain of US$2.0 million and an expense of US$2.6 million for 2021 and 2020, respectively, which are presented in the consolidated statement of comprehensive income within other comprehensive loss.

On January 3, 2022, the derivative hedging instruments were settled in advance generating a loss in results of US$804,000. Additionally, the net variation in the unrealized gain in derivative financial instruments maintained as of December 31, 2021 was recycled into results of the period.

The following is the composition of the operations to be settled that are part of the liability for hedging derivative instrument as of December 31, 2021:

		LIBOR three months
Maturity	Amount	Fixed	Forwards	Fair value
	US$(000)			US$(000)
October 2022	81,666	2.632%	2.06% - 2.14%	(191)
October 2022	74,167	2.632%	2.06% - 2.14%	(174)
October 2022	74,167	0.732%	0.16% - 0.24%	(174)
July 2022	45,000	2.632%	2.06% - 2.14%	(105)
	275,000			(644)

The following is the composition of the operations to be settled that are part of the liability for hedging derivative instrument as of December 31, 2020:

		LIBOR of three months
Maturity	Amount	Fixed	Forwards	Fair value
	US$(000)			US$(000)
October 2022	81,666	2.632%	2.06% - 2.14%	(785)
October 2022	74,167	2.632%	2.06% - 2.14%	(712)
October 2022	74,167	0.732%	0.16% - 0.24%	(706)
July 2022	45,000	2.632%	2.06% - 2.14%	(432)
	275,000			(2,635)

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Embedded derivatives [Line Items]
Derivative financial instruments

21.  Embedded derivatives

As discussed in Note 2(d), the Company’s sales create exposure to changes in the market prices of copper and molybdenum which are considered embedded derivatives. As of December 31, 2021 and 2020, information about the Company’s embedded derivatives is as follows:

			As of December 31, 2021
	Pounds		Provisional		Fair value
	payable	Maturity	pricing	Forward pricing
	(000)		US$/Pound	US$/Pound	US$(000)

Copper Concentrate	284,566	January 2022 to May 2022	Between 4.174 and 4.584	Between 4.400 and 4.421	13,335
Copper Cathode	3,087	January 2022	4.318	4.421	318
Molybdenum	4,035	January 2022 to February 2022	Between 16.659 and 16.773	16.456	(860)

					12,793	(a)

			As of December 31, 2020
	Pounds
	payable	Maturity	Provisional pricing	Forward pricing	Fair value
	(000)		US$/Pound	US$/Pound	US$(000)

Copper Concentrate	267,872	January 2021 to May 2021	Between 2.908 and 3.545	Between 3.519 and 3.524	98,424
Copper Cathode	3,964	January 2021	Between 3.535 and 3.612	3.519	(235)
Molybdenum	3,382	January 2021 to February 2021	Between 7.360 and 7.884	8.658	3,245

					101,434	(a)

(a)   Embedded derivative adjustments are recorded on the statement of financial position in “Trade account receivable – related parties”.